CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 80,111,405	$ 79,462,680	$ 66,481,585
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation and amortization	13,727,526	8,688,384	8,751,664
Stock-based compensation expenses	4,894,478	7,828,255	3,774,826
Deferred tax benefit	(35,587,912)	(17,244,658)	(25,580,665)
Amortization of deferred charges	6,049,202	7,732,038	2,378,767
Share of (income)/loss of equity investees	1,710,070	324,612	(2,234,635)
Exchange gains	(756,926)	(458,959)	(403,286)
Changes in unrecognized tax benefit	10,737,387	2,718,631	4,150,919
Loss on extinguishment of debt (Note 11)	15,879,702	12,123,750	0
Net realized gain on short-term investments	(7,873,987)	(2,505,696)	(603,078)
Unrealized gain on short-term investments	(2,095,979)	(235,334)	(49,443)
Proceeds from disposal of trading securities	178,849,628	61,064,916	26,524,907
Purchase of trading securities	(186,062,974)	(97,389,871)	(21,363,193)
Bargain purchase gain (Note 8)	0	(2,004,507)	0
Effect of remeasurement of equity interest in joint venture (Note 8)	0	(2,100,563)	0
Allowance for doubtful accounts	7,067,288	0	0
Others	1,327,529	(289,020)	(38,195)
Changes in operating assets and liabilities:
Accounts receivable	(63,691,438)	6,948,740	(28,650,522)
Real estate properties held for sale	0	0	1,185,217
Real estate properties development completed	(355,551,919)	(429,429,125)	(9,357,412)
Real estate properties under development	151,787,433	346,724,458	(23,151,082)
Real estate properties held for lease	(111,952,749)	(100,388,128)	(9,197,390)
Advances to suppliers	(7,335,343)	24,935,560	(24,573,309)
Other receivables	(47,195,272)	114,240,396	(21,400,932)
Deposits for land use rights	(180,359,751)	(129,517,140)	(94,952,534)
Other deposits and prepayments	275,227,746	(258,358,536)	(114,766,016)
Other current assets	(2,783,559)	326,254	656,158
Amounts due from related parties	(128,319,422)	(45,409,421)	62,518,780
Amounts due from employees	(1,465,840)	(292,592)	(316,946)
Other assets	(16,415,381)	(10,525,572)	(4,328,591)
Accounts payable	131,546,280	39,976,328	144,250,668
Customer deposits	269,509,197	101,932,472	(38,092,541)
Income tax payable	40,872,077	21,938,554	49,189,884
Other payables and accrued liabilities	91,455,504	101,375,219	38,869,980
Payroll and welfare payable	6,408,972	(2,073,425)	5,791,340
Net cash (used in) /provided by operating activities	139,712,972	(159,881,300)	(4,535,075)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	425,850	559,030	8,992
Purchase of property and equipment	(5,565,513)	(2,739,578)	(2,477,039)
Proceeds from disposal of available-for-sale securities	0	0	6,284,380
Purchase of available-for-sale securities	0	0	(6,137,451)
Acquisition of subsidiaries, net of cash acquired (Note 8)	0	15,055,431	0
Acquisition of long-term investment	(822,029,106)	(8,407,244)	(32,681,875)
Net cash (used in)/provided by investing activities	(827,168,769)	4,467,639	(35,002,993)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	6,111,912	1,454,020	48,400
Purchase of shares under Restricted Stock Unit ("RSU") plan	0	(4,003,999)	(3,259,998)
Purchase of treasury shares (Note 18)	(14,058,280)	(29,688,648)	(3,349,172)
Dividends to shareholders	(26,090,734)	(20,545,257)	(14,751,703)
Capital injection from non-controlling interests	23,687,327	4,505,328	0
Decrease/(increase) in restricted cash	(212,333,951)	31,406,042	53,913,283
Amounts due to related parties	82,725,874	66,414,412	0
Repayments of short-term bank loans and current portion of long-term bank loans	(51,330,241)	(444,479,915)	(576,757,761)
Proceeds from short-term bank loans and current portion of long-term bank loans	256,681,062	203,622,120	584,233,410
Repayment of long-term bank loans	(14,780,892)	(13,553,962)	(38,540,493)
Proceeds from long-term bank loans	10,659,297	201,936,395	8,029,269
Repayment of other short-term debt	(516,320,358)	(669,849,132)	(169,096,413)
Proceeds from other short-term debt	884,488,867	819,039,966	8,511,026
Repayment of other long-term debt	(236,322,138)	(369,338,675)	(17,854,351)
Proceeds from other long-term debt	788,220,956	612,307,593	485,351,457
Deferred charges	(23,254,595)	(10,725,482)	(3,104,812)
Capital lease payments	(4,196,345)	(3,721,954)	(3,966,658)
Proceeds from sale and leaseback (Note 12,17)	0	2,861,392	0
Repayment of mandatorily redeemable non-controlling interests	(12,954,007)	(3,463,790)	(4,408,069)
Proceeds from mandatorily redeemable non-controlling interests	14,210,916	13,177,463	1,284,683
Loss on extinguishment of debt (Note 11)	(13,000,000)	(12,123,750)	0
Net cash provided by financing activities	942,144,670	375,230,167	306,282,098
NET INCREASE IN CASH AND CASH EQUIVALENTS	254,688,873	219,816,506	266,744,030
Effect of exchange rate changes on cash and cash equivalents	61,618,229	(29,100,220)	(19,710,692)
Cash and cash equivalents, at beginning of year	578,244,378	387,528,092	140,494,754
CASH AND CASH EQUIVALENTS, AT END OF YEAR	894,551,480	578,244,378	387,528,092
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Incomes taxes paid	112,460,711	122,347,190	55,564,648
Interest paid	223,541,763	181,857,136	187,209,963
NON-CASH ACTIVITIES
Non-controlling interest arising from business combination (Note 8, 24)	0	5,724,339	0
Non-controlling interest arising from asset acquisitions	$ 5,193,097	$ 0	$ 0